SCHEDULE OF OTHER INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Accretion of decommissioning provisions (note 12)	$ (746)	$ (394)	$ (1,589)	$ (775)
Accretion of receivable from COMIBOL (note 5(a))	461	(12)	977	440
Financing charge on leases		(162)	(28)	(296)
Interest expense, carrying and finance charges	(1,185)	(348)	(2,060)	(600)
Interest income on VAT receivable	2,487	1,326	4,958	2,387
Interest income	517	291	894	607
Other income	(234)	(752)	308	274
Total Other income	$ 1,300	$ (51)	$ 3,460	$ 2,037